General Information	12 Months Ended
Dec. 31, 2021
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General information
1	General information
Lufax Holding Ltd (the “Company”) was incorporated in the Cayman Islands on December 2, 2014 as an exempted company with limited liability under the
Companies Law (Revised) of the Cayman Islands
. The address of its registered office is Conyers Trust Company (Cayman) Limited, Cricket Square, Hutchins Drive, PO Box 2681, Grand Cayman,
KY1-1111,
Cayman Islands.
The Company is an investment holding company and with its consolidated subsidiaries and consolidated structured entities that are controlled through contractual arrangements (“Consolidated Affiliated Entities”, or “OPCO”) (collectively referred to as the “Group”) are principally engaged in retail credit facilitation and wealth management businesses in the People’s Republic of China (the “PRC”).
These consolidated financial statements were approved by the Board of Director’s meeting on April 23, 2022.